Note 11 - Net Loss Per Share - Basic and Diluted Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Net loss attributable to ordinary shareholders	$ (19,308)	$ (12,753)	$ (36,296)	$ (28,837)
Weighted average number of ordinary shares outstanding—basic and diluted (in shares)	39,010,855	27,921,026	39,007,749	27,826,737
Net loss per share —basic and diluted (in dollars per share)	$ (0.49)	$ (0.46)	$ (0.93)	$ (1.04)